Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

20.Cash and Cash Equivalents

Cash and cash equivalents are as follows:

In € thousand	12/31/2023	12/31/2022
Short-term fixed-term deposits	—	49,385
Cash at banks	83,508	130,196
Total cash and cash equivalents	83,508	179,581

The Group invests in fixed-term deposits as part of its capital management strategy. As of December 31, 2023 the Group holds no (2022: €49,385 thousand) short-term fixed-term deposits with an initial maturity of 90 days or less. Fixed-term deposits with a term of greater than 90 days are classified as financial assets, please see note 18.